LONG-TERM INVESTMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 09, 2012 Beijing Sunwin VanceInfo	Nov. 09, 2012 Beijing Yunxiang Weiye Information Technology Co., Ltd Beijing Sunwin
Equity method investment
Equity interest owned (as a percent)		100.00%	50.00%
Earnings generated from the equity method investments	$ 23